BUSINESS AND LIQUIDITY AND OTHER UNCERTAINTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS AND LIQUIDITY AND OTHER UNCERTAINTIES

NOTE 1. BUSINESS AND LIQUIDITY AND OTHER UNCERTAINTIES

Nature of Operations

Enveric Biosciences, Inc. (“Enveric” or the “Company”) is a biotechnology company focused on developing next-generation, small-molecule neuroplastogenic therapeutics that address unmet needs in psychiatric and neurological disorders. The head office of the Company is located in Cambridge, Massachusetts. The Company has the following wholly-owned subsidiaries: Jay Pharma Inc. (“Jay Pharma”), 1306432 B.C. Unlimited Liability Company, 1236567 B.C. Unlimited Liability Company, MagicMed USA, Inc. (“MagicMed”), Enveric Biosciences Canada Inc., Akos Biosciences, Inc. (“Akos”), and Enveric Therapeutics, Pty. Ltd. (“Enveric Therapeutics”).

Enveric’s lead candidate, EB-003, is the first known compound designed to selectively engage both 5-HT2A and 5-HT1B receptors with the potential to deliver fast-acting, durable antidepressant and anxiolytic effects with outpatient convenience. By leveraging a differentiated drug discovery platform and a growing library of patent protected chemical structures, Enveric is advancing a pipeline of novel compounds designed to promote neuroplasticity without hallucinogenic effects. Previously, Enveric was developing the EVM201 Series, and its lead drug candidate EB-002 (formerly EB-373), for the treatment of neuropsychiatric disorders. The EVM201 series comprised next generation synthetic prodrugs of the active metabolite, psilocin. In the fourth quarter of 2024, Enveric out-licensed the EVM201 Series program to MycoMedica Life Sciences, who will seek to develop, manufacture, and commercialize EB-002, in exchange for certain development and milestone payments to Enveric.

The Company unveiled an EVM401 Series on February 25, 2025, which is intended to broaden its pipeline with additional non-hallucinogenic molecules and strengthen the Company’s ability to target addiction and neuropsychiatric disorders for patients with limited options. While the Company intends to pursue development of the EVM401 Series, its primary focus is to develop its lead asset EB-003 in the EVM301 Series. The Company’s next step is to advance EB-003 into formal preclinical development studies in support of a future Investigational New Drug (“IND”) filing.

Reverse Stock Splits

The Company effected a 1-for-15 reverse stock split (“Reverse Stock Split”) on January 27, 2025, which began trading on a split-adjusted basis on January 29, 2025, pursuant to which every 15 shares of the Company’s issued and outstanding common stock, par value $0.01 per share (“Common Stock”), were reclassified as one share of Common Stock. The Reverse Stock Split had no impact on the par value of the Company’s Common Stock or the authorized number of shares of Common Stock. Unless otherwise indicated, all share and per share information prior to the Reverse Stock Split date of January 29, 2025 in these unaudited condensed consolidated financial statements are retroactively adjusted to reflect the Reverse Stock Split, prior to the rounding of any fractional shares. Any fractional share resulting from the Reverse Stock Split were rounded up to the next whole number of shares, upon which 7,283 roundup shares were issued in January 2025.

The Company effected a 1-for-12 reverse stock split (“Second Reverse Stock Split”) on October 23, 2025, which began trading on a split-adjusted basis on October 28, 2025, pursuant to which every 12 shares of the Company’s issued and outstanding Common Stock were reclassified as one share of Common Stock. The Second Reverse Stock Split had no impact on the par value of the Company’s Common Stock or the authorized number of shares of Common Stock. Unless otherwise indicated, all share and per share information prior to the Second Reverse Stock Split date of October 28, 2025 in these unaudited condensed consolidated financial statements are retroactively adjusted to reflect the Second Reverse Stock Split, prior to the rounding of any fractional shares. Any fractional share resulting from the Second Reverse Stock Split were rounded up to the next whole number of shares, upon which 78,682 roundup shares were issued in November 2025.

Going Concern, Liquidity and Other Uncertainties

The Company has incurred losses since inception resulting in an accumulated deficit of $112,652,321 as of September 30, 2025 and further losses are anticipated in the development of its business. Further, the Company has operating cash outflows of $6,356,680 for the nine months ended September 30, 2025. For the nine months ended September 30, 2025, the Company had a loss from operations of $6,580,525. Since inception, being a research and development company, the Company has not yet generated revenue and the Company has incurred continuing losses from its operations. The Company’s operations have been funded principally through the issuance of equity. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these unaudited condensed consolidated financial statements.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

In assessing the Company’s ability to continue as a going concern, the Company monitors and analyzes its cash and its ability to generate sufficient cash flow in the future to support its operating and capital expenditure commitments. At September 30, 2025, the Company had cash of $3,757,594 and working capital of $3,259,655. The Company’s current cash on hand is not sufficient enough to satisfy its operating cash needs for the 12 months from the filing of this Quarterly Report on Form 10-Q. These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year after the date the unaudited condensed consolidated financial statements are issued. Management’s plan to alleviate the conditions that raise substantial doubt include raising additional working capital through public or private equity or debt financings or other sources, and may include additional collaborations with third parties as well as disciplined cash spending. Adequate additional financing may not be available to the Company on acceptable terms, or at all. Should the Company be unable to raise sufficient additional capital, the Company may be required to undertake further cost-cutting measures including delaying or discontinuing certain operating activities.

As a result of these factors, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date of the unaudited condensed consolidated financial statements are issued. The Company’s unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. BUSINESS AND LIQUIDITY AND OTHER UNCERTAINTIES

Nature of Operations

Enveric Biosciences, Inc. (“Enveric” or the “Company”) is a biotechnology company dedicated to the development of novel neuroplastogenic small-molecule therapeutics for the treatment of depression, anxiety, addiction, and other psychiatric disorders. The head office of the Company is located in Naples, Florida. The Company has the following wholly-owned subsidiaries: Jay Pharma Inc. (“Jay Pharma”), 1306432 B.C. Ltd., 1236567 B.C. Unlimited Liability Company, MagicMed Industries, Inc. (“MagicMed”), Enveric Biosciences Canada Inc., Akos Biosciences, Inc. (“Akos”), and Enveric Therapeutics, Pty. Ltd. (“Enveric Therapeutics”).

Enveric’s lead program, the EVM301 Series, and its lead drug candidate, EB-003, are intended to offer a first-in-class, new approach to the treatment of difficult-to-address mental health disorders, mediated by the promotion of neuroplasticity and without also inducing hallucinations in the patient. Previously, Enveric was developing the EVM201 Series, and its lead drug candidate EB-002 (formerly EB-373), for the treatment of neuropsychiatric disorders. The EVM201 series comprised next generation synthetic prodrugs of the active metabolite, psilocin. Recently, Enveric out-licensed the EVM201 Series program to MycoMedica Life Sciences, who will seek to develop, manufacture, and commercialize EB-002, in exchange for certain development and milestone payments to Enveric. Our primary focus is to develop our lead asset EB-003 in the EVM301 Series.

Reverse Stock Split

The Company effected a 1-for-15 reverse stock split (“Reverse Stock Split”) on January 27, 2025, which began trading on a split-adjusted basis on January 29, 2025, pursuant to which every 15 shares of the Company’s issued and outstanding common stock were reclassified as one share of common stock. The Reverse Stock Split had no impact on the par value of the Company’s common stock or the authorized number of shares of common stock. Unless otherwise indicated, all share and per share information in these consolidated financial statements are retroactively adjusted to reflect the Reverse Stock Split, prior to the rounding of any fractional shares. Any fractional share resulting from the Reverse Stock Split were rounded up to the next whole number of shares, upon which 87,131 roundup shares were issued in January 2025.

The Company effected a 1-for-12 reverse stock split (“Second Reverse Stock Split”) on October 23, 2025, which began trading on a split-adjusted basis on October 28, 2025, pursuant to which every 12 shares of the Company’s issued and outstanding Common Stock were reclassified as one share of Common Stock. The Second Reverse Stock Split had no impact on the par value of the Company’s Common Stock or the authorized number of shares of Common Stock. Unless otherwise indicated, all share and per share information prior to the Second Reverse Stock Split date of October 28, 2025 in these unaudited condensed consolidated financial statements are retroactively adjusted to reflect the Second Reverse Stock Split, prior to the rounding of any fractional shares. Any fractional share resulting from the Second Reverse Stock Split were rounded up to the next whole number of shares, upon which 78,682 roundup shares were issued in November 2025.

Going Concern, Liquidity and Other Uncertainties

The Company has incurred losses since inception resulting in an accumulated deficit of $106,074,505 as of December 31, 2024 and further losses are anticipated in the development of its business. Further, the Company has operating cash outflows of $7,726,139 for the year ended December 31, 2024. For the year ended December 31, 2024, the Company had a loss from operations of $9,632,266. Since inception, being a research and development company, the Company has not yet generated revenue and the Company has incurred continuing losses from its operations. The Company’s operations have been funded principally through the issuance of equity. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these consolidated financial statements.

In assessing the Company’s ability to continue as a going concern, the Company monitors and analyzes its cash and its ability to generate sufficient cash flow in the future to support its operating and capital expenditure commitments. At December 31, 2024, the Company had cash of $2,241,026 and working capital of $1,244,848. In January 2025, the Company raised net proceeds of approximately $4.2 million from a public stock offering. See Note 14. The Company’s current cash on hand is not sufficient enough to satisfy its operating cash needs for the 12 months from the filing of this Annual Report on Form 10-K. These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year after the date the consolidated financial statements are issued. Management’s plan to alleviate the conditions that raise substantial doubt include raising additional working capital through public or private equity or debt financings or other sources, and may include additional collaborations with third parties as well as disciplined cash spending. Adequate additional financing may not be available to the Company on acceptable terms, or at all. Should the Company be unable to raise sufficient additional capital, the Company may be required to undertake further cost-cutting measures including delaying or discontinuing certain operating activities.

As a result of these factors, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date of the consolidated financial statements are issued. The Company’s consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Nasdaq Notice

On May 16, 2024, the Company received a letter from Nasdaq notifying the Company that for the prior 30 consecutive business days the bid price for the Company’s common stock had closed below the minimum $1.00 per share requirement for continued inclusion on Nasdaq pursuant to Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Rule”). The deficiency letter did not result in the immediate delisting of the Company’s common stock from Nasdaq. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided an initial period of 180 calendar days, until November 12, 2024, to regain compliance with the Bid Price Rule. On November 20, 2024, Nasdaq issued a delisting notice, indicating that the Company did not satisfy the Bid Price Rule by the compliance date and that unless the Company requested an appeal of this determination before Nasdaq’s listing qualifications panel, the Company’s common stock would be scheduled for delisting from Nasdaq and trading suspended. The Company appealed the determination before Nasdaq’s listing qualifications panel and on December 30, 2024, the Company received an extension until May 19, 2025, to regain compliance with Bid Price Rule. The Company has applied for a second 180-day compliance period. The Company conducted the Reverse Stock Split on January 27, 2025, which became effective January 29, 2025, in order to regain compliance with the Minimum Bid Price Requirement. The Company has notified NASDAQ on February 11, 2025 that the Company has completed steps to cure the deficiency and regain compliance. On March 4, 2025, the Company received notice from the Nasdaq Office of General Counsel that the Company regained compliance with the Bid Price Rule.